Share-Based Compensation And Awards (Stock Option Range of Exercise Prices) (Details)	12 Months Ended
	Aug. 31, 2020 shares $ / shares	Aug. 31, 2019 shares $ / shares	Aug. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	7,358,130	8,363,031	9,378,966
Options outstanding, Weighted average exercise price	$ 26.36	$ 26.11	$ 25.18
Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,438,320
Options outstanding, Weighted average remaining contractual life (years)	4 years 8 months 26 days
Options outstanding, Weighted average exercise price	$ 23.68
Options exercisable, Number exercisable (in shares) | shares	1,149,620
Options exercisable, Weighted average exercise price	$ 23.55
Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,531,075
Options outstanding, Weighted average remaining contractual life (years)	5 years 10 months 17 days
Options outstanding, Weighted average exercise price	$ 25.93
Options exercisable, Number exercisable (in shares) | shares	1,069,575
Options exercisable, Weighted average exercise price	$ 25.83
Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,614,100
Options outstanding, Weighted average remaining contractual life (years)	7 years 11 months 19 days
Options outstanding, Weighted average exercise price	$ 26.49
Options exercisable, Number exercisable (in shares) | shares	454,350
Options exercisable, Weighted average exercise price	$ 26.55
Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,142,135
Options outstanding, Weighted average remaining contractual life (years)	5 years 9 months
Options outstanding, Weighted average exercise price	$ 27.31
Options exercisable, Number exercisable (in shares) | shares	811,235
Options exercisable, Weighted average exercise price	$ 27.35
Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,632,500
Options outstanding, Weighted average remaining contractual life (years)	6 years 5 months 8 days
Options outstanding, Weighted average exercise price	$ 28.35
Options exercisable, Number exercisable (in shares) | shares	980,750
Options exercisable, Weighted average exercise price	$ 28.51
Minimum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	19.75
Minimum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	24.87
Minimum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.32
Minimum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.84
Minimum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.72
Maximum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	24.86
Maximum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.31
Maximum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.83
Maximum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.71
Maximum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 30.87